Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000100075 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000100075 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100075 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100075 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100075 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100075 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100075 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100075 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100075 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000100075 | United States TreasuryFR_912828X88
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000100075 | United States TreasuryFR_912810SX7
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000100075 | French Republic Government Bonds OATFR_ACI0L18L5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100075 | FEDERAL HOME LOAN BANKFR_3130AWER7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100075 | Fannie MaeFR_31359MGK3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100075 | Japan Government Two Year BondsFR_ACI2CQRQ4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100075 | Italy Buoni Poliennali Del TesoroFR_ACI0C2WB8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100075 | Bundesrepublik Deutschland BundesanleiheFR_ACI0K17B9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100075 | U.K. GiltsFR_BM8Z2TII2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | Spain Government BondsFR_BW1YWVII2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000100075 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100075 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100075 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100075 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100075 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100075 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100075 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100075 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100075 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000100075 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000100075 | AssetMutual FundsFR_922042676
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100075 | AssetPreferred StocksFR_575603907
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100075 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000100075 | AssetForeign GovernmentFR_ACI2KL259
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000100075 | AssetU.S. Treasury & Government AgenciesFR_912810RD2
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000100075 | AssetCommon StocksFR_ACI1S10G5
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000210967 | CHINA GOVERNMENT BONDFR_ACI2QWM32
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000210967 | U.K. GiltsFR_BQC82BII7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210967 | French Republic Government Bonds OATFR_ACI2NSRJ4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210967 | Italy Buoni Poliennali Del TesoroFR_ACI2P2FC7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210967 | Petroleos MexicanosFR_71654QCP5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210967 | Colombia Government International BondsFR_195325EL5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210967 | Dominican RepublicFR_P3579EAG2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210967 | Japan Government Twenty Year BondsFR_ACI0PSYF6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210967 | TITULOS DE TESORERIAFR_ACI1RC3R5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210967 | Nigeria Government International BondsFR_ACI20N2B4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210967 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210967 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210967 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210967 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210967 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210967 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210967 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210967 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210967 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210967 | China
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210967 | AssetMunicipalsFR_341271AH7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210967 | AssetMortgage-Backed SecuritiesFR_23346GAA7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210967 | AssetU.S. Treasury & Government AgenciesFR_35564KKR9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210967 | AssetAsset-Backed SecuritiesFR_80290CAX2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210967 | AssetShort-Term InvestmentsFR_912797MY0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210967 | AssetCorporate Bonds & NotesFR_126650EG1
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000210967 | AssetForeign GovernmentFR_903724CD2
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000210964 | CHINA GOVERNMENT BONDFR_ACI2QWM32
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000210964 | U.K. GiltsFR_BQC82BII7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210964 | French Republic Government Bonds OATFR_ACI2NSRJ4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210964 | Italy Buoni Poliennali Del TesoroFR_ACI2P2FC7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210964 | Petroleos MexicanosFR_71654QCP5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210964 | Colombia Government International BondsFR_195325EL5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210964 | Dominican RepublicFR_P3579EAG2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210964 | Japan Government Twenty Year BondsFR_ACI0PSYF6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210964 | TITULOS DE TESORERIAFR_ACI1RC3R5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210964 | Nigeria Government International BondsFR_ACI20N2B4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210964 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210964 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210964 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210964 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210964 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210964 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210964 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210964 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210964 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210964 | China
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210964 | AssetMunicipalsFR_341271AH7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210964 | AssetMortgage-Backed SecuritiesFR_23346GAA7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210964 | AssetU.S. Treasury & Government AgenciesFR_35564KKR9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210964 | AssetAsset-Backed SecuritiesFR_80290CAX2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210964 | AssetShort-Term InvestmentsFR_912797MY0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210964 | AssetCorporate Bonds & NotesFR_126650EG1
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000210964 | AssetForeign GovernmentFR_903724CD2
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000030705 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030705 | AerCap Holdings NVFR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030705 | Jefferies Financial Group, Inc.FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030705 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030705 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030705 | Allstate Corp.FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030705 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030705 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030705 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030705 | Brown & Brown, Inc.FR_115236101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030705 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030705 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030705 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030705 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030705 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030705 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030705 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030705 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030705 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000030705 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000030705 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000030705 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030705 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030705 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030705 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030706 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030706 | AerCap Holdings NVFR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030706 | Jefferies Financial Group, Inc.FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030706 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030706 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030706 | Allstate Corp.FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030706 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030706 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030706 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030706 | Brown & Brown, Inc.FR_115236101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030706 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030706 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030706 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030706 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030706 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030706 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030706 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030706 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030706 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000030706 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000030706 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000030706 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030706 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030706 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030706 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063060 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000063060 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000063060 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063060 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000063060 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000063060 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063060 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063060 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063060 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000063060 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063060 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063060 | SectorGlobal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063060 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063060 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063060 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000063060 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000063060 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000063061 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000063061 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000063061 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063061 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000063061 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000063061 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063061 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063061 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063061 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000063061 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063061 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063061 | SectorGlobal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063061 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063061 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063061 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000063061 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000063061 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000063063 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063063 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000063063 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000063063 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000063063 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000063063 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000063063 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000063063 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063063 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000063063 | American Funds Smallcap World Fund, Inc.FR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063063 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063063 | SectorGlobal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000063063 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063063 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063063 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000063063 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000063063 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000063064 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063064 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000063064 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000063064 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000063064 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000063064 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000063064 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000063064 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063064 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000063064 | American Funds Smallcap World Fund, Inc.FR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063064 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063064 | SectorGlobal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000063064 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063064 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063064 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000063064 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000063064 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000030657 | FR_TSR_Top10_Meta
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030657 | FR_TSR_Top10_Tesla
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030657 | FR_TSR_Top10_Netflix
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030657 | FR_TSR_Top10_Micro
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030657 | FR_TSR_Top10_Alpha
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030657 | FR_TSR_Top10_Broad
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030657 | FR_TSR_Top10_Nvdia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030657 | FR_TSR_Top10_Amzn
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030657 | FR_TSR_Top10_Intuitiv
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030657 | FR_TSR_Top10_Transd
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030657 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000030657 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030657 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000030657 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030657 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030657 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030657 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030657 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030657 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030657 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000030657 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030657 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030657 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030657 | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030657 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000030657 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030657 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030657 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030657 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030657 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000063057 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000063057 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063057 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000063057 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063057 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063057 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063057 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063057 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063057 | American Funds High-Income Trust FundFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063057 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | SectorGlobal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063057 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063057 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000063057 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000063057 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000063058 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000063058 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000063058 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063058 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000063058 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063058 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063058 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063058 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063058 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063058 | American Funds High-Income Trust FundFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063058 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063058 | SectorGlobal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063058 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063058 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063058 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000063058 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000063058 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000100078 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000100078 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000100078 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000100078 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000100078 | Technology Select Sector SPDR FundFR_81369Y803
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100078 | iShares U.S. Real Estate ETFFR_464287739
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100078 | Financial Select Sector SPDR FundFR_81369Y605
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100078 | Consumer Discretionary Select Sector SPDR FundFR_81369Y407
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100078 | Communication Services Select Sector SPDR FundFR_81369Y852
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100078 | Health Care Select Sector SPDR FundFR_81369Y209
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100078 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000100078 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000100078 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000100078 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100078 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100078 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030750 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030750 | VENTURE GLOBAL LNG INCFR_92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030750 | HUB International Ltd.FR_44332PAJ0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030750 | Level 3 Financing, Inc.FR_527298BV4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030750 | TransDigm, Inc.FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030750 | ATHENAHEALTH GROUP INCFR_60337JAA4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030750 | Alliant Holdings Intermediate LLC/ Co-IssuerFR_01883LAA1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030750 | CCO Holdings LLC/Capital CorpFR_1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030750 | Clear Channel Outdoor Holdings, Inc.FR_18453HAF3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030750 | Fortress Transportation & Infrastructure Investors LLCFR_34960PAF8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030750 | SectorReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030750 | SectorHealthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030750 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030750 | SectorOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030750 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030750 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030750 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030750 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030750 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030750 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030750 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030750 | AssetWarrantsFR_ACI2SSTQ1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030750 | AssetEscrow SharesFR_524ESCA91
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030750 | AssetConvertible Preferred StocksFR_958XDR908
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030750 | AssetCommon StocksFR_ACI2RMKR2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030750 | AssetConvertible BondsFR_70509VAA8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030750 | AssetFloating Rate LoansFR_24780DAF4
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030750 | AssetCorporate Bonds & NotesFR_897083AA9
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000030751 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030751 | VENTURE GLOBAL LNG INCFR_92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030751 | HUB International Ltd.FR_44332PAJ0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030751 | Level 3 Financing, Inc.FR_527298BV4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030751 | TransDigm, Inc.FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030751 | ATHENAHEALTH GROUP INCFR_60337JAA4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030751 | Alliant Holdings Intermediate LLC/ Co-IssuerFR_01883LAA1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030751 | CCO Holdings LLC/Capital CorpFR_1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030751 | Clear Channel Outdoor Holdings, Inc.FR_18453HAF3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030751 | Fortress Transportation & Infrastructure Investors LLCFR_34960PAF8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030751 | SectorReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030751 | SectorHealthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030751 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030751 | SectorOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030751 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030751 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030751 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030751 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030751 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030751 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030751 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030751 | AssetWarrantsFR_ACI2SSTQ1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030751 | AssetEscrow SharesFR_524ESCA91
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030751 | AssetConvertible Preferred StocksFR_958XDR908
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030751 | AssetCommon StocksFR_ACI2RMKR2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030751 | AssetConvertible BondsFR_70509VAA8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030751 | AssetFloating Rate LoansFR_24780DAF4
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030751 | AssetCorporate Bonds & NotesFR_897083AA9
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000030680 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030680 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030680 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030680 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030680 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030680 | T. Rowe Price Large Cap Growth PortfolioFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030680 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030680 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030680 | Brighthouse/Dimensional International Small Company PortfolioFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030680 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030680 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030680 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030680 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000030680 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000030680 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030680 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030680 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030681 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030681 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030681 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030681 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030681 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030681 | T. Rowe Price Large Cap Growth PortfolioFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030681 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030681 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030681 | Brighthouse/Dimensional International Small Company PortfolioFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030681 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030681 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030681 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030681 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000030681 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000030681 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030681 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030681 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000100083 | BlackRock Bond Income Portfolio, Class AFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000100083 | TCW Core Fixed Income Portfolio, Class AFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000100083 | PIMCO Total Return Portfolio, Class AFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000100083 | JPMorgan Core Bond Portfolio, Class AFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100083 | Harris Oakmark International Portfolio, Class AFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100083 | Western Asset Management U.S. Government Portfolio, Class AFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000100083 | Western Asset Management Strategic Bond Opportunities Portfolio, Class AFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000100083 | Baillie Gifford International Stock Portfolio, Class AFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000100083 | MFS Research International Portfolio, Class AFR_10923M369
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100083 | Brighthouse/Franklin Low Duration Total Return Portfolio, Class AFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100083 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100083 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100083 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000100083 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000100083 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000100083 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000100083 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000100083 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100083 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000100083 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030660 | J&J Snack Foods Corp.FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030660 | Innospec, Inc.FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030660 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030660 | Hancock Whitney Corp.FR_410120109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030660 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030660 | Franklin Electric Co., Inc.FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030660 | Avient Corp.FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030660 | Hanover Insurance Group, Inc.FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030660 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030660 | Eagle Materials, Inc.FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030660 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030660 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030660 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030660 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030660 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030660 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030660 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030660 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030660 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000030660 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000030660 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030660 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030660 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000030660 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030661 | J&J Snack Foods Corp.FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030661 | Innospec, Inc.FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030661 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030661 | Hancock Whitney Corp.FR_410120109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030661 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030661 | Franklin Electric Co., Inc.FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030661 | Avient Corp.FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030661 | Hanover Insurance Group, Inc.FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030661 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030661 | Eagle Materials, Inc.FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030661 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030661 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030661 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030661 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030661 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030661 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030661 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030661 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030661 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000030661 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000030661 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030661 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030661 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000030661 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000140956 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140956 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000140956 | National Grid PLCFR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000140956 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000140956 | Argenx SEFR_04016X101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000140956 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140956 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140956 | UCB SAFR_559699905
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140956 | Melrose Industries PLCFR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140956 | Aon PLCFR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140956 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000140956 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000140956 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000140956 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140956 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140956 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000140956 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140956 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000140956 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000140956 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140956 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140956 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000140956 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000140956 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000140956 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000140956 | France
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000140956 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140956 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000140956 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140956 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140957 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140957 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000140957 | National Grid PLCFR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000140957 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000140957 | Argenx SEFR_04016X101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000140957 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140957 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140957 | UCB SAFR_559699905
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140957 | Melrose Industries PLCFR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140957 | Aon PLCFR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140957 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000140957 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000140957 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000140957 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140957 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140957 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000140957 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140957 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000140957 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000140957 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140957 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140957 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000140957 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000140957 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000140957 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000140957 | France
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000140957 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140957 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000140957 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000140957 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088087 | ASURION LLCFR_04649VBD1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088087 | Quikrete Holdings IncFR_74839XAJ8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088087 | CLOUD SOFTWARE GROUP INCFR_88632NBF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088087 | UKG IncFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088087 | EPICOR SOFTWARE CORPORATIONFR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088087 | AmWINS Group IncFR_03234TAW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088087 | INEOS US Finance LLCFR_G4768PAN1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088087 | TransDigm IncFR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088087 | TRONOX FINANCE LLCFR_89705DAQ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088087 | WEC US Holdings LtdFR_92943LAC4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088087 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088087 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000088087 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000088087 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088087 | SectorComputers
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088087 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088087 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088087 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088087 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088087 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088087 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088087 | AssetWarrantsFR_954MQNII2
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088087 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088087 | AssetCommon StocksFR_948EFX908
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088087 | AssetCorporate Bonds & NotesFR_83001WAC8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088087 | AssetFloating Rate LoansFR_938XNBII8
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000088088 | ASURION LLCFR_04649VBD1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088088 | Quikrete Holdings IncFR_74839XAJ8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088088 | CLOUD SOFTWARE GROUP INCFR_88632NBF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088088 | UKG IncFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088088 | EPICOR SOFTWARE CORPORATIONFR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088088 | AmWINS Group IncFR_03234TAW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088088 | INEOS US Finance LLCFR_G4768PAN1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088088 | TransDigm IncFR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088088 | TRONOX FINANCE LLCFR_89705DAQ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088088 | WEC US Holdings LtdFR_92943LAC4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088088 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088088 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000088088 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000088088 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088088 | SectorComputers
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088088 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088088 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088088 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088088 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088088 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088088 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088088 | AssetWarrantsFR_954MQNII2
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088088 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088088 | AssetCommon StocksFR_948EFX908
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088088 | AssetCorporate Bonds & NotesFR_83001WAC8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088088 | AssetFloating Rate LoansFR_938XNBII8
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000100086 | United States TreasuryFR_912828U24
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000100086 | American Express Credit Account Master TrustFR_02582JJV3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100086 | United States TreasuryFR_912833QB9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100086 | Fannie MaeFR_3136BTGC1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100086 | Freddie MacFR_3137HHSG7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100086 | Discover Card Execution Note TrustFR_254683CW3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100086 | MORGAN STANLEYFR_6174468Q5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100086 | United States TreasuryFR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100086 | Fannie Mae - CASFR_20755CAA6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100086 | GOLDMAN SACHS GROUP INCFR_38141GVR2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100086 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100086 | AssetCommon StocksFR_943EEA003
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100086 | AssetEscrow SharesFR_799ESCAH1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100086 | AssetForeign GovernmentFR_715638DF6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100086 | AssetMunicipalsFR_64985TDQ1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100086 | AssetFloating Rate LoansFR_88675UAD4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100086 | AssetMortgage-Backed SecuritiesFR_2254W0HE8
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000100086 | AssetAsset-Backed SecuritiesFR_126671Z25
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000100086 | AssetU.S. Treasury & Government AgenciesFR_31385XUT2
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000100086 | AssetCorporate Bonds & NotesFR_ACI0S8V86
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000100087 | United States TreasuryFR_912828U24
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000100087 | American Express Credit Account Master TrustFR_02582JJV3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100087 | United States TreasuryFR_912833QB9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100087 | Fannie MaeFR_3136BTGC1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100087 | Freddie MacFR_3137HHSG7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100087 | Discover Card Execution Note TrustFR_254683CW3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100087 | MORGAN STANLEYFR_6174468Q5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100087 | United States TreasuryFR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100087 | Fannie Mae - CASFR_20755CAA6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100087 | GOLDMAN SACHS GROUP INCFR_38141GVR2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100087 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100087 | AssetCommon StocksFR_943EEA003
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100087 | AssetEscrow SharesFR_799ESCAH1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100087 | AssetForeign GovernmentFR_715638DF6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100087 | AssetMunicipalsFR_64985TDQ1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100087 | AssetFloating Rate LoansFR_88675UAD4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100087 | AssetMortgage-Backed SecuritiesFR_2254W0HE8
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000100087 | AssetAsset-Backed SecuritiesFR_126671Z25
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000100087 | AssetU.S. Treasury & Government AgenciesFR_31385XUT2
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000100087 | AssetCorporate Bonds & NotesFR_ACI0S8V86
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000075557 | NOTA DO TESOURO NACIONALFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000075557 | MALAYSIA GOVERNMENTFR_ACI0V6W28
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075557 | KOREA TREASURY BONDFR_ACI2740B1
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000075557 | TITULOS DE TESORERIAFR_ACI0BJ3C2
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000075557 | INDIA GOVERNMENT BONDFR_ACI0V62C9
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075557 | EGYPT TREASURY BILLFR_ACI2PB0T6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000075557 | Norway Government BondsFR_ACI0KWNH0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075557 | Panama Government International BondsFR_698299BY9
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | Republic of South AfricaFR_ACI06HB74
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075557 | INTL BK RECON & DEVELOPFR_ACI2MQJL3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075557 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000075557 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075557 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000075557 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000075557 | Panama
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075557 | India
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075557 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000075557 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075557 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000075557 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000075557 | AssetCorporate Bonds & NotesFR_BK4Q04II7
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075557 | AssetForeign GovernmentFR_ACI2DBML2
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000075558 | NOTA DO TESOURO NACIONALFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000075558 | MALAYSIA GOVERNMENTFR_ACI0V6W28
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075558 | KOREA TREASURY BONDFR_ACI2740B1
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000075558 | TITULOS DE TESORERIAFR_ACI0BJ3C2
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000075558 | INDIA GOVERNMENT BONDFR_ACI0V62C9
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075558 | EGYPT TREASURY BILLFR_ACI2PB0T6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000075558 | Norway Government BondsFR_ACI0KWNH0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075558 | Panama Government International BondsFR_698299BY9
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | Republic of South AfricaFR_ACI06HB74
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075558 | INTL BK RECON & DEVELOPFR_ACI2MQJL3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075558 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000075558 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075558 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000075558 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000075558 | Panama
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075558 | India
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075558 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000075558 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075558 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000075558 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000075558 | AssetCorporate Bonds & NotesFR_BK4Q04II7
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075558 | AssetForeign GovernmentFR_ACI2DBML2
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000030760 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030760 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030760 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030760 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030760 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030760 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030760 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030760 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030760 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030760 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030760 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030760 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030760 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000030760 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030760 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030760 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030760 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030760 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000030760 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030760 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030760 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030760 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030760 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030760 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000030760 | China
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030760 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030760 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030760 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030760 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030761 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030761 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030761 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030761 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030761 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030761 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030761 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030761 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030761 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030761 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030761 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030761 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030761 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000030761 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030761 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030761 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030761 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030761 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000030761 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030761 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030761 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030761 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030761 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030761 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000030761 | China
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030761 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030761 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030761 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030761 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030763 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030763 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030763 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030763 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030763 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030763 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030763 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030763 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030763 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030763 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030763 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030763 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030763 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000030763 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030763 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030763 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030763 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030763 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000030763 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030763 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030763 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030763 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030763 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030763 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000030763 | China
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030763 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030763 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030763 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030763 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030620 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030620 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030620 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030620 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030620 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030620 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030620 | CubeSmartFR_229663109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030620 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030620 | Brixmor Property Group, Inc.FR_11120U105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030620 | Rexford Industrial Realty, Inc.FR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030620 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030620 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030620 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030620 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030620 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030620 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030620 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030620 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030620 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000030620 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000030620 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030620 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030620 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030620 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030620 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030620 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000030620 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030620 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030620 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030620 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030621 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030621 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030621 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030621 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030621 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030621 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030621 | CubeSmartFR_229663109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030621 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030621 | Brixmor Property Group, Inc.FR_11120U105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030621 | Rexford Industrial Realty, Inc.FR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030621 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030621 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030621 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030621 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030621 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030621 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030621 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030621 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030621 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000030621 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000030621 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030621 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030621 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030621 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030621 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030621 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000030621 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030621 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030621 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030621 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030623 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030623 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030623 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030623 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030623 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030623 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030623 | CubeSmartFR_229663109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030623 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030623 | Brixmor Property Group, Inc.FR_11120U105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030623 | Rexford Industrial Realty, Inc.FR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030623 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030623 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030623 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030623 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030623 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030623 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030623 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030623 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030623 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000030623 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000030623 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030623 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030623 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030623 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030623 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030623 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000030623 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030623 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030623 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030623 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030710 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030710 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030710 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030710 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030710 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030710 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030710 | Edenred SEFR_B62G1B904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030710 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030710 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030710 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030710 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000030710 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030710 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030710 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030710 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030710 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000030710 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000030710 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030710 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030710 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030710 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030710 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000030710 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030710 | France
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030710 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030710 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030710 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030710 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030711 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030711 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030711 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030711 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030711 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030711 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030711 | Edenred SEFR_B62G1B904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030711 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030711 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030711 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030711 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000030711 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030711 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030711 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030711 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030711 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000030711 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000030711 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030711 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030711 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030711 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030711 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000030711 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030711 | France
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030711 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030711 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030711 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030711 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030713 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030713 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030713 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030713 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030713 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030713 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030713 | Edenred SEFR_B62G1B904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030713 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030713 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030713 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030713 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000030713 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030713 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030713 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030713 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030713 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000030713 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000030713 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030713 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030713 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030713 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030713 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000030713 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030713 | France
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030713 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030713 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030713 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030713 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112664 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000112664 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000112664 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112664 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000112664 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000112664 | SectorGlobal Developed Bonds
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000030670 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030670 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030670 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030670 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030670 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030670 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030670 | State Street Corp.FR_857477103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030670 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030670 | FedEx Corp.FR_31428X106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030670 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030670 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030670 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030670 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030670 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030670 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030670 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030670 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000030670 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000030670 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030670 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030670 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030670 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030670 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000030670 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030670 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030670 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030671 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030671 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030671 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030671 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030671 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030671 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030671 | State Street Corp.FR_857477103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030671 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030671 | FedEx Corp.FR_31428X106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030671 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030671 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030671 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030671 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030671 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030671 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030671 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030671 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000030671 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000030671 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030671 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030671 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030671 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030671 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000030671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030671 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030671 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000063051 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063051 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000063051 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000063051 | DLF Ltd.FR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063051 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063051 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063051 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063051 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000063051 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063051 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063051 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063051 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000063051 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000063051 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000063051 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063051 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000063051 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000063051 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000063051 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000063051 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000063051 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063051 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000063051 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063051 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000063051 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063051 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063051 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000063051 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063048 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063048 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000063048 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000063048 | DLF Ltd.FR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063048 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063048 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063048 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063048 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000063048 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063048 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063048 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063048 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000063048 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000063048 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000063048 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063048 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000063048 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000063048 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000063048 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000063048 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000063048 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063048 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000063048 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063048 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000063048 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063048 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063048 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000063048 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063050 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063050 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000063050 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000063050 | DLF Ltd.FR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063050 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063050 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063050 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063050 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000063050 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063050 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063050 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000063050 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000063050 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000063050 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063050 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000063050 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000063050 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000063050 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000063050 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000063050 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063050 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000063050 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063050 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000063050 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063050 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063050 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000063050 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030546 | Jefferies Financial Group, Inc.FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030546 | Astera Labs, Inc.FR_04626A103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030546 | Q2 Holdings, Inc.FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030546 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030546 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030546 | TMX Group Ltd.FR_87262K956
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030546 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030546 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030546 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000030546 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030546 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030546 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030546 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030546 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000030546 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030546 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000030546 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030546 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030546 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030546 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030547 | Jefferies Financial Group, Inc.FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030547 | Astera Labs, Inc.FR_04626A103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030547 | Q2 Holdings, Inc.FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030547 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030547 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030547 | TMX Group Ltd.FR_87262K956
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030547 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030547 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030547 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000030547 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030547 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030547 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030547 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030547 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000030547 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030547 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000030547 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030547 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030547 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030547 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030549 | Jefferies Financial Group, Inc.FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030549 | Astera Labs, Inc.FR_04626A103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030549 | Q2 Holdings, Inc.FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030549 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030549 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030549 | TMX Group Ltd.FR_87262K956
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030549 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030549 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030549 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000030549 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030549 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030549 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030549 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030549 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000030549 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030549 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000030549 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030549 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030549 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030549 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030600 | Fannie MaeFR_3140JBGA8
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000030600 | United States TreasuryFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030600 | United States TreasuryFR_91282CDY4
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030600 | Government National Mortgage AssociationFR_36179XDD5
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030600 | United States TreasuryFR_912833XZ8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030600 | Freddie MacFR_3133A7RS0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030600 | Fanniemae-AcesFR_3136BLW22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030600 | Government National Mortgage AssociationFR_38375UFT2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030600 | Freddie Mac - SCRTFR_35563PX46
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030600 | BANK OF AMERICA CORPFR_06051GMA4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030600 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030600 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030600 | AssetForeign GovernmentFR_91087BAD2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030600 | AssetMortgage-Backed SecuritiesFR_466247K51
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030600 | AssetAsset-Backed SecuritiesFR_48249GAA2
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030600 | AssetCorporate Bonds & NotesFR_20030NDW8
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000030600 | AssetU.S. Treasury & Government AgenciesFR_38375BF64
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000030601 | Fannie MaeFR_3140JBGA8
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000030601 | United States TreasuryFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030601 | United States TreasuryFR_91282CDY4
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030601 | Government National Mortgage AssociationFR_36179XDD5
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030601 | United States TreasuryFR_912833XZ8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030601 | Freddie MacFR_3133A7RS0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030601 | Fanniemae-AcesFR_3136BLW22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030601 | Government National Mortgage AssociationFR_38375UFT2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030601 | Freddie Mac - SCRTFR_35563PX46
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030601 | BANK OF AMERICA CORPFR_06051GMA4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030601 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030601 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030601 | AssetForeign GovernmentFR_91087BAD2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030601 | AssetMortgage-Backed SecuritiesFR_466247K51
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030601 | AssetAsset-Backed SecuritiesFR_48249GAA2
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030601 | AssetCorporate Bonds & NotesFR_20030NDW8
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000030601 | AssetU.S. Treasury & Government AgenciesFR_38375BF64
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000112668 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112668 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112668 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112668 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112668 | Bank of America Corp.FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112668 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112668 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112668 | United States TreasuryFR_91282CJM4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112668 | Federal National Mortgage AssociationFR_3140FXVK5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112668 | Barclays Bank, PLC.FR_06744EDH7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112668 | United States TreasuryFR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | Southern Co.FR_842587DP9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | Safran SAFR_ACI1YHS24
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | STMICROELECTRONICS NVFR_BN4RFFII8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | UBER TECHNOLOGIES INCFR_90353TAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | Welltower OP LLCFR_95041AAB4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | Akamai Technologies, Inc.FR_00971TAL5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112668 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112668 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112668 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112668 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112668 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112668 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000112668 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112668 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112668 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112668 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112668 | AssetMortgage-Backed SecuritiesFR_69380RAA3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000112668 | AssetPreferred StocksFR_65339F713
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112668 | AssetConvertible Preferred StocksFR_00170F209
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112668 | AssetAsset-Backed SecuritiesFR_82652TAC9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112668 | AssetMutual FundsFR_ACI01UNL6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112668 | AssetU.S. Treasury & Government AgenciesFR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112668 | AssetCorporate Bonds & NotesFR_05526DBZ7
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000112668 | AssetShort-Term InvestmentsFR_963UYZ005_4.286962_2030-12-31
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000112668 | AssetConvertible BondsFR_ACI2MQHX9
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000112668 | AssetCommon StocksFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000030725 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030725 | Primoris Services Corp.FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030725 | Phillips Edison & Co., Inc.FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Mr. Cooper Group, Inc.FR_62482R107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Enova International, Inc.FR_29357K103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Pathward Financial, Inc.FR_59100U108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Group 1 Automotive, Inc.FR_398905109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | COPT Defense PropertiesFR_22002T108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030725 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030725 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030725 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030725 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030725 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030725 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030725 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000030725 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030725 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030725 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000030725 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030725 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030725 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030725 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030725 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030725 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030726 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030726 | Primoris Services Corp.FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030726 | Phillips Edison & Co., Inc.FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Mr. Cooper Group, Inc.FR_62482R107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Enova International, Inc.FR_29357K103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Pathward Financial, Inc.FR_59100U108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Group 1 Automotive, Inc.FR_398905109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | COPT Defense PropertiesFR_22002T108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030726 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030726 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030726 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030726 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030726 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030726 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030726 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000030726 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030726 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030726 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000030726 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030726 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030726 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030726 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030726 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030726 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030755 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030755 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030755 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030755 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030755 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030755 | O'Reilly Automotive, Inc.FR_67103H107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030755 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030755 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030755 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030755 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030755 | United States TreasuryFR_91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030755 | ECHOSTAR CORPFR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030755 | GLENCORE FUNDING LLCFR_378272BQ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030755 | Canada Government BondsFR_135087R97
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030755 | TEVA PHARMACEUTICALS NEFR_88167AAF8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030755 | UBER TECHNOLOGIES INCFR_90353TAK6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030755 | CSC HOLDINGS LLCFR_126307BF3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030755 | BOEING CO/THEFR_097023DT9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030755 | BROADCOM INCFR_11135FBL4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030755 | ROCKETMTGE CO-ISSUER INCFR_74841CAB7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030755 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030755 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030755 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030755 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030755 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000030755 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030755 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030755 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030755 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030755 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030755 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030755 | AssetMunicipalsFR_88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030755 | AssetFloating Rate LoansFR_41043BAJ7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030755 | AssetConvertible BondsFR_84921RAB6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030755 | AssetU.S. Treasury & Government AgenciesFR_91282CHH7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030755 | AssetForeign GovernmentFR_ACI0C9D73
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030755 | AssetCorporate Bonds & NotesFR_15135BAZ4
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000030755 | AssetCommon StocksFR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000030756 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030756 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030756 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030756 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030756 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030756 | O'Reilly Automotive, Inc.FR_67103H107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030756 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030756 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030756 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030756 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030756 | United States TreasuryFR_91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030756 | ECHOSTAR CORPFR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030756 | GLENCORE FUNDING LLCFR_378272BQ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030756 | Canada Government BondsFR_135087R97
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030756 | TEVA PHARMACEUTICALS NEFR_88167AAF8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030756 | UBER TECHNOLOGIES INCFR_90353TAK6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030756 | CSC HOLDINGS LLCFR_126307BF3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030756 | BOEING CO/THEFR_097023DT9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030756 | BROADCOM INCFR_11135FBL4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030756 | ROCKETMTGE CO-ISSUER INCFR_74841CAB7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030756 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030756 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030756 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030756 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030756 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000030756 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030756 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030756 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030756 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030756 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030756 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030756 | AssetMunicipalsFR_88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030756 | AssetFloating Rate LoansFR_41043BAJ7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030756 | AssetConvertible BondsFR_84921RAB6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030756 | AssetU.S. Treasury & Government AgenciesFR_91282CHH7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030756 | AssetForeign GovernmentFR_ACI0C9D73
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030756 | AssetCorporate Bonds & NotesFR_15135BAZ4
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000030756 | AssetCommon StocksFR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000030551 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030551 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030551 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030551 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030551 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030551 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030551 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030551 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030551 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030551 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030551 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030551 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000030551 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030551 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030551 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030551 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030551 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000030551 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030551 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000030551 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030551 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030551 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030552 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030552 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030552 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030552 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030552 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030552 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030552 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030552 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030552 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030552 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030552 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030552 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000030552 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030552 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030552 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030552 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030552 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000030552 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030552 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000030552 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030552 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030552 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030554 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030554 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030554 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030554 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030554 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030554 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030554 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030554 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030554 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030554 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030554 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030554 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000030554 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030554 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030554 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030554 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030554 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000030554 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030554 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000030554 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030554 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030554 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119619 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000119619 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000119619 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000119619 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000119619 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030615 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030615 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030615 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030615 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030615 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030615 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030615 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030615 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030615 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030615 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030615 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030615 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030615 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030615 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030615 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030615 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030615 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030615 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000030615 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000030615 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030615 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030615 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030615 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030615 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030615 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030615 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030615 | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030615 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000030615 | United States
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030615 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030616 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030616 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030616 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030616 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030616 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030616 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030616 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030616 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030616 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030616 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030616 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030616 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030616 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030616 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030616 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030616 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030616 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030616 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000030616 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000030616 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030616 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030616 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030616 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030616 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030616 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030616 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030616 | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030616 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000030616 | United States
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030616 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030618 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030618 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030618 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030618 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030618 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030618 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030618 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030618 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030618 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030618 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030618 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030618 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030618 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030618 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030618 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030618 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030618 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030618 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000030618 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000030618 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030618 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030618 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030618 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030618 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030618 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030618 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030618 | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030618 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000030618 | United States
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030618 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030581 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030581 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030581 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030581 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030581 | Global-e Online Ltd.FR_M5216V106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030581 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030581 | Samsara, Inc.FR_79589L106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030581 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030581 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030581 | Core & Main, Inc.FR_21874C102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030581 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030581 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000030581 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030581 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030581 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030581 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030581 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000030581 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030581 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000030581 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030582 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030582 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030582 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030582 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030582 | Global-e Online Ltd.FR_M5216V106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030582 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030582 | Samsara, Inc.FR_79589L106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030582 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030582 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030582 | Core & Main, Inc.FR_21874C102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030582 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030582 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000030582 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030582 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030582 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030582 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030582 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000030582 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030582 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000030582 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030584 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030584 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030584 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030584 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030584 | Global-e Online Ltd.FR_M5216V106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030584 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030584 | Samsara, Inc.FR_79589L106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030584 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030584 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030584 | Core & Main, Inc.FR_21874C102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030584 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030584 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000030584 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030584 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030584 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030584 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030584 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000030584 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030584 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000030584 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000100071 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100071 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Canadian Natural Resources Ltd.FR_136385952
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | UNITED KINGDOM I/L GILTFR_BNNGP5II2
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000100071 | United States TreasuryFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000100071 | FRANCE (GOVT OF)FR_983YNXII2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000100071 | DEUTSCHLAND I/L BONDFR_ACI086LD2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100071 | United States TreasuryFR_912810QF8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100071 | BUONI POLIENNALI DEL TESFR_BK5MSXII1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100071 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000100071 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100071 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000100071 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100071 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000100071 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000100071 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100071 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000100071 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100071 | U.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000100071 | Global Developed Inflation-Linked
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000100071 | U.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000100071 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000100071 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000100071 | Global Developed Bonds
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000030630 | United States TreasuryFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000030630 | United States TreasuryFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000030630 | UMBS, TBAFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030630 | Italy Buoni Poliennali Del TesoroFR_ACI1MHM64
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030630 | Government National Mortgage AssociationFR_21H032621
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030630 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030630 | French Republic Government Bonds OATFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030630 | Federal Home Loan Mortgage Corp.FR_3132DWHY2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030630 | Federal National Mortgage AssociationFR_31418ET67
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030630 | First Franklin Mortgage Loan TrustFR_32028KAB2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030630 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030630 | AssetCorporate Bonds & NotesFR_ACI0CR3W9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030630 | AssetMortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030630 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030630 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030630 | AssetShort-Term InvestmentsFR_99FYXY002_4.510000_2025-01-03
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000030630 | AssetU.S. Treasury & Government AgenciesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000030631 | United States TreasuryFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000030631 | United States TreasuryFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000030631 | UMBS, TBAFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030631 | Italy Buoni Poliennali Del TesoroFR_ACI1MHM64
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030631 | Government National Mortgage AssociationFR_21H032621
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030631 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030631 | French Republic Government Bonds OATFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030631 | Federal Home Loan Mortgage Corp.FR_3132DWHY2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030631 | Federal National Mortgage AssociationFR_31418ET67
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030631 | First Franklin Mortgage Loan TrustFR_32028KAB2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030631 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030631 | AssetCorporate Bonds & NotesFR_ACI0CR3W9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030631 | AssetMortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030631 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030631 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030631 | AssetShort-Term InvestmentsFR_99FYXY002_4.510000_2025-01-03
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000030631 | AssetU.S. Treasury & Government AgenciesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000030633 | United States TreasuryFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000030633 | United States TreasuryFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000030633 | UMBS, TBAFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030633 | Italy Buoni Poliennali Del TesoroFR_ACI1MHM64
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030633 | Government National Mortgage AssociationFR_21H032621
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030633 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030633 | French Republic Government Bonds OATFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030633 | Federal Home Loan Mortgage Corp.FR_3132DWHY2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030633 | Federal National Mortgage AssociationFR_31418ET67
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030633 | First Franklin Mortgage Loan TrustFR_32028KAB2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030633 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030633 | AssetCorporate Bonds & NotesFR_ACI0CR3W9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030633 | AssetMortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030633 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030633 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030633 | AssetShort-Term InvestmentsFR_99FYXY002_4.510000_2025-01-03
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000030633 | AssetU.S. Treasury & Government AgenciesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000030635 | UMBS, TBAFR_01F030629
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000030635 | United States TreasuryFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030635 | Fannie MaeFR_31418EQ86
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030635 | United States TreasuryFR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030635 | Freddie MacFR_3132DWL43
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030635 | Government National Mortgage AssociationFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030635 | United States TreasuryFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030635 | UBS Group AGFR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030635 | United States TreasuryFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030635 | Benchmark Mortgage TrustFR_08160JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030635 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030635 | AssetFloating Rate LoansFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030635 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030635 | AssetForeign GovernmentFR_M8489SAG2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030635 | AssetAsset-Backed SecuritiesFR_07384YBM7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030635 | AssetMortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030635 | AssetCorporate Bonds & NotesFR_345397E58
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000030635 | AssetU.S. Treasury & Government AgenciesFR_31418PKB0
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000030636 | UMBS, TBAFR_01F030629
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000030636 | United States TreasuryFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030636 | Fannie MaeFR_31418EQ86
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030636 | United States TreasuryFR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030636 | Freddie MacFR_3132DWL43
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030636 | Government National Mortgage AssociationFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030636 | United States TreasuryFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030636 | UBS Group AGFR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030636 | United States TreasuryFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030636 | Benchmark Mortgage TrustFR_08160JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030636 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030636 | AssetFloating Rate LoansFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030636 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030636 | AssetForeign GovernmentFR_M8489SAG2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030636 | AssetAsset-Backed SecuritiesFR_07384YBM7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030636 | AssetMortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030636 | AssetCorporate Bonds & NotesFR_345397E58
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000030636 | AssetU.S. Treasury & Government AgenciesFR_31418PKB0
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000030638 | UMBS, TBAFR_01F030629
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000030638 | United States TreasuryFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030638 | Fannie MaeFR_31418EQ86
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030638 | United States TreasuryFR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030638 | Freddie MacFR_3132DWL43
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030638 | Government National Mortgage AssociationFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030638 | United States TreasuryFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030638 | UBS Group AGFR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030638 | United States TreasuryFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030638 | Benchmark Mortgage TrustFR_08160JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030638 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030638 | AssetFloating Rate LoansFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030638 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030638 | AssetForeign GovernmentFR_M8489SAG2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030638 | AssetAsset-Backed SecuritiesFR_07384YBM7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030638 | AssetMortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030638 | AssetCorporate Bonds & NotesFR_345397E58
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000030638 | AssetU.S. Treasury & Government AgenciesFR_31418PKB0
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000112671 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112671 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112671 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112671 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112671 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112671 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112671 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112671 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112671 | WELLS FARGO & COMPANYFR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112671 | BANK OF AMERICA CORPFR_06051GKK4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112671 | JPMORGAN CHASE & COFR_46647PBE5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112671 | ANHEUSER-BUSCH INBEV WORFR_03523TBT4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112671 | MORGAN STANLEYFR_61747YEL5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112671 | AVOLON HOLDINGS FNDG LTDFR_05401AAV3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | UBS GROUP AGFR_225401AU2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | PFIZER INVESTMENT ENTERFR_716973AE2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | ELI LILLY & COFR_532457CR7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | ORACLE CORPFR_68389XCS2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112671 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112671 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112671 | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112671 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112671 | United States
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000112671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112671 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112671 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112671 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112671 | AssetWarrantsFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112671 | AssetPreferred StocksFR_584332902
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112671 | AssetMutual FundsFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112671 | AssetCorporate Bonds & NotesFR_876030AL1
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000112671 | AssetCommon StocksFR_60770K107
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000210971 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000210971 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000210971 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210971 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210971 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210971 | MeituanFR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210971 | Infosys Ltd.FR_456788108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210971 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210971 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210971 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210971 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000210971 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210971 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000210971 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210971 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210971 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210971 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210971 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000210971 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210971 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000210971 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210971 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210971 | China
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000210971 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000210971 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000210971 | India
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000210971 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210971 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210971 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210971 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210968 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000210968 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000210968 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210968 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210968 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210968 | MeituanFR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210968 | Infosys Ltd.FR_456788108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210968 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210968 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210968 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210968 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000210968 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210968 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000210968 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210968 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210968 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210968 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210968 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000210968 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210968 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000210968 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210968 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210968 | China
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000210968 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000210968 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000210968 | India
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000210968 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210968 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210968 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210968 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030675 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030675 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030675 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030675 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030675 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030675 | MeituanFR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030675 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030675 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030675 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030675 | Infosys Ltd.FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030675 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030675 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030675 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000030675 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030675 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030675 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030675 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030675 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000030675 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030675 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030675 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030675 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030675 | China
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000030675 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030675 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030675 | India
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030675 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030675 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030675 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030675 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030676 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030676 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030676 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030676 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030676 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030676 | MeituanFR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030676 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030676 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030676 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030676 | Infosys Ltd.FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030676 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030676 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030676 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000030676 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030676 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030676 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030676 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030676 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000030676 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030676 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030676 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030676 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030676 | China
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000030676 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030676 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030676 | India
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030676 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030676 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030676 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030676 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030695 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030695 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030695 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030695 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000030695 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030695 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030695 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030695 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030695 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030695 | SPDR Portfolio Intermediate Term Corporate Bond ETFFR_78464A375
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030695 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030695 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030695 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030695 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000030695 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000030695 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030695 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030695 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030696 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030696 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030696 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030696 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000030696 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030696 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030696 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030696 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030696 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030696 | SPDR Portfolio Intermediate Term Corporate Bond ETFFR_78464A375
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030696 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030696 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030696 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030696 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000030696 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000030696 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030696 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030696 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030698 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030698 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030698 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030698 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000030698 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030698 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030698 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030698 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030698 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030698 | SPDR Portfolio Intermediate Term Corporate Bond ETFFR_78464A375
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030698 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030698 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030698 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030698 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000030698 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000030698 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030698 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030698 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030700 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030700 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030700 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030700 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030700 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030700 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030700 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030700 | SPDR Portfolio Intermediate Term Corporate Bond ETFFR_78464A375
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030700 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030700 | Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030700 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030700 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030700 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000030700 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030700 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000030700 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030700 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030700 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030701 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030701 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030701 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030701 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030701 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030701 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030701 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030701 | SPDR Portfolio Intermediate Term Corporate Bond ETFFR_78464A375
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030701 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030701 | Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030701 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030701 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030701 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000030701 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030701 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000030701 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030701 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030701 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030703 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030703 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030703 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030703 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030703 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030703 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030703 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030703 | SPDR Portfolio Intermediate Term Corporate Bond ETFFR_78464A375
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030703 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030703 | Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030703 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030703 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030703 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000030703 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030703 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000030703 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030703 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030703 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030576 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030576 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030576 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030576 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030576 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030576 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030576 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030576 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030576 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030576 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030576 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030576 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030576 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030576 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030576 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030576 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000030576 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030576 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000030576 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000030576 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030576 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030576 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030576 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030576 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030576 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000030576 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030576 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030576 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030577 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030577 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030577 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030577 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030577 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030577 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030577 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030577 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030577 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030577 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030577 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030577 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030577 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030577 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030577 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030577 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000030577 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030577 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000030577 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000030577 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030577 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030577 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030577 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030577 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030577 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000030577 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030577 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030577 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030579 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030579 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030579 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030579 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030579 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030579 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030579 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030579 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030579 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030579 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030579 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030579 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030579 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030579 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030579 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030579 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000030579 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030579 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000030579 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000030579 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030579 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030579 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030579 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030579 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030579 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000030579 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030579 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030579 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030650 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030650 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030650 | Hologic, Inc.FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030650 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030650 | Teleflex, Inc.FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030650 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030650 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030650 | Domino's Pizza, Inc.FR_25754A201
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030650 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030650 | Microchip Technology, Inc.FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030650 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030650 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030650 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030650 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030650 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030650 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000030650 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030650 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030650 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000030650 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030650 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030650 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030650 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030650 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000030650 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030650 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030651 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030651 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030651 | Hologic, Inc.FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030651 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030651 | Teleflex, Inc.FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030651 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030651 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030651 | Domino's Pizza, Inc.FR_25754A201
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030651 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030651 | Microchip Technology, Inc.FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030651 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030651 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030651 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030651 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030651 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030651 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000030651 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030651 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030651 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000030651 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030651 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030651 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030651 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030651 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000030651 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030651 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030653 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030653 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030653 | Hologic, Inc.FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030653 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030653 | Teleflex, Inc.FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030653 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030653 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030653 | Domino's Pizza, Inc.FR_25754A201
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030653 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030653 | Microchip Technology, Inc.FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030653 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030653 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030653 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030653 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030653 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030653 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000030653 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030653 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030653 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000030653 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030653 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030653 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030653 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030653 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030653 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000030653 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030653 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154912 | United States TreasuryFR_91282CMD0
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000154912 | Fannie MaeFR_3140XQN45
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000154912 | United States TreasuryFR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000154912 | Freddie MacFR_3132DWDZ3
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000154912 | UMBS, TBAFR_01F032617
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154912 | Government National Mortgage AssociationFR_21H050615
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000154912 | CIM TrustFR_12564EAA0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000154912 | Government National Mortgage AssociationFR_36179XHY5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000154912 | JP Morgan Mortgage TrustFR_46654TAF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154912 | BANK OF AMERICA CORPFR_06051GJQ3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154912 | AssetMunicipalsFR_59333P4R6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000154912 | AssetShort-Term InvestmentsFR_85749Q455
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000154912 | AssetMortgage-Backed SecuritiesFR_78413MAE8
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154912 | AssetAsset-Backed SecuritiesFR_78444EAD1
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000154912 | AssetCorporate Bonds & NotesFR_88732JBD9
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000154912 | AssetU.S. Treasury & Government AgenciesFR_3132XCSA4
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000154913 | United States TreasuryFR_91282CMD0
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000154913 | Fannie MaeFR_3140XQN45
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000154913 | United States TreasuryFR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000154913 | Freddie MacFR_3132DWDZ3
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000154913 | UMBS, TBAFR_01F032617
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154913 | Government National Mortgage AssociationFR_21H050615
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000154913 | CIM TrustFR_12564EAA0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000154913 | Government National Mortgage AssociationFR_36179XHY5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000154913 | JP Morgan Mortgage TrustFR_46654TAF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154913 | BANK OF AMERICA CORPFR_06051GJQ3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154913 | AssetMunicipalsFR_59333P4R6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000154913 | AssetShort-Term InvestmentsFR_85749Q455
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000154913 | AssetMortgage-Backed SecuritiesFR_78413MAE8
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154913 | AssetAsset-Backed SecuritiesFR_78444EAD1
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000154913 | AssetCorporate Bonds & NotesFR_88732JBD9
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000154913 | AssetU.S. Treasury & Government AgenciesFR_3132XCSA4
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000030586 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030586 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030586 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030586 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030586 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030586 | Crown Holdings, Inc.FR_228368106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | NNN REIT, Inc.FR_637417106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | Camden Property TrustFR_133131102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | Ross Stores, Inc.FR_778296103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030586 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030586 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030586 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030586 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030586 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030586 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030586 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030586 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030586 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030586 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000030586 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030586 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030587 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030587 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030587 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030587 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030587 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030587 | Crown Holdings, Inc.FR_228368106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | NNN REIT, Inc.FR_637417106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | Camden Property TrustFR_133131102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | Ross Stores, Inc.FR_778296103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030587 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030587 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030587 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030587 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030587 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030587 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030587 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030587 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030587 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030587 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000030587 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030587 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030589 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030589 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030589 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030589 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030589 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030589 | Crown Holdings, Inc.FR_228368106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | NNN REIT, Inc.FR_637417106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | Camden Property TrustFR_133131102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | Ross Stores, Inc.FR_778296103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030589 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030589 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030589 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030589 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030589 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030589 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030589 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030589 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030589 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030589 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000030589 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030589 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100091 | Freddie MacFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000100091 | FANNIE MAEFR_3136F7NM5
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000100091 | RFC Principal STRIPSFR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000100091 | United States TreasuryFR_912810SE9
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000100091 | Federal Farm Credit BanksFR_3133EMR46
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000100091 | Government National Mortgage AssociationFR_36179V7D6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000100091 | Fannie MaeFR_31358DDR2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100091 | Tennessee Valley Authority Generic STRIPSFR_88059EPA6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000100091 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100091 | Freddie MacFR_3137ADSL2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100091 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100091 | AssetMortgage-Backed SecuritiesFR_38377YTR1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100091 | AssetForeign GovernmentFR_74727PBA8
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000100091 | AssetU.S. Treasury & Government AgenciesFR_3136A3M81
Holdings [Line Items]
Percent of Net Asset Value	94.20%